Derivative financial instruments - Schedule of maturity profile of commodity contract derivatives (Details) - GBP (£) £ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure of detailed information about financial instruments [line items]
Derivative assets	£ 838	£ 482
Derivative liabilities	(1,018)	(1,202)
Total	(180)	(720)
More than 5 years
Disclosure of detailed information about financial instruments [line items]
Derivative assets	0	0
Derivative liabilities	0	(2)
Total	0	(2)
Commodity contract derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets	121	107
Derivative liabilities	(68)	(64)
Total	53	43
Commodity contract derivatives | Less than 1 year
Disclosure of detailed information about financial instruments [line items]
Derivative assets	92	94
Derivative liabilities	(31)	(26)
Total	61	68
Commodity contract derivatives | Over 12 months past due
Disclosure of detailed information about financial instruments [line items]
Derivative assets	29	13
Derivative liabilities	(37)	(38)
Total	(8)	(25)
Commodity contract derivatives | In 1 to 2 years
Disclosure of detailed information about financial instruments [line items]
Derivative assets	27	12
Derivative liabilities	(24)	(20)
Total	3	(8)
Commodity contract derivatives | In 2 to 3 years
Disclosure of detailed information about financial instruments [line items]
Derivative assets	1	1
Derivative liabilities	(11)	(12)
Total	(10)	(11)
Commodity contract derivatives | In 3 to 4 years
Disclosure of detailed information about financial instruments [line items]
Derivative assets	1	0
Derivative liabilities	(2)	(2)
Total	(1)	(2)
Commodity contract derivatives | In 4 to 5 years
Disclosure of detailed information about financial instruments [line items]
Derivative assets	0	0
Derivative liabilities	0	(2)
Total	£ 0	£ (2)